Concentration of Major Customers and Suppliers - Schedule of Suppliers Total Purchases (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Supplier A [Member]
Concentration Risk [Line Items]
Total purchases		$ 324,283
Supplier [Member]
Concentration Risk [Line Items]
Total purchases		$ 324,283
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Percentage of purchases		10.40%
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier [Member]
Concentration Risk [Line Items]
Percentage of purchases		10.40%